DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) bbl in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MMBTU GWh bbl	Dec. 31, 2019 USD ($) GWh MMBTU bbl
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 39,128	$ 32,709
Gains (losses) on cash flow hedges, before tax	(479)	(89)
Ineffective Portion	10	20
Derivative, Notional Amount1	39,128	32,709
Ineffective Portion	10	20
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	17,788	22,790
Gains (losses) on hedges of net investments in foreign operations, before tax	182	(433)
Ineffective Portion	10	16
Derivative, Notional Amount1	17,788	22,790
Ineffective Portion	10	16
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	56,916	55,499
Gain (loss) on hedge effectiveness recognised in other comprehensive income	(297)	(522)
Ineffective Portion	20	36
Derivative, Notional Amount1	56,916	55,499
Ineffective Portion	20	36
Gain (loss) on hedge effectiveness recognised in other comprehensive income	$ (297)	$ (522)
Oil and gas assets [member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number in Barrels of Commodity Derivatives | bbl	1,302	2,273
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	27,564	25,136
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	13,950	14,485
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	121,468,000	78,364,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	82,663,000	12,164,000